Financial structure and financial costs - Analysis by currency and interest rate (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 40,661	$ 42,159	$ 43,245
Percentage of net noncurrent debt	100.00%	100.00%	100.00%
U.S. dollar
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 38,703	$ 39,963	$ 40,337
Percentage of net noncurrent debt	95.00%	95.00%	93.00%
Euro
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 724	$ 977	$ 1,681
Percentage of net noncurrent debt	2.00%	2.00%	4.00%
Norwegian krone
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 975	$ 928	$ 907
Percentage of net noncurrent debt	2.00%	2.00%	2.00%
Other currencies
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 259	$ 291	$ 320
Percentage of net noncurrent debt	1.00%	1.00%	1.00%
Fixed rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 18,332	$ 11,703	$ 7,666
Percentage of net noncurrent debt	45.00%	28.00%	18.00%
Floating rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 22,329	$ 30,456	$ 35,579
Percentage of net noncurrent debt	55.00%	72.00%	82.00%